EXPLORATION AND EVALUATION ASSETS (Details Narrative)	3 Months Ended
Mar. 31, 2025 a integer
Durango, Mexico [Member] | Unification La Platosa properties [Member]
Statement [Line Items]
Description For Exploration Period	the Company has obtained the exclusive right to explore and mine the property for an initial period of 15 years, with the option to extend the agreement for another 5 years
Durango, Mexico [Member] | Unification La Platosa properties [Member] | Minerales [Member]
Statement [Line Items]
Description Of Royalty Terms	The Company has agreed to pay to Minerales a royalty equal to 3.5% of net smelter returns (“NSR”). In addition, after the start of production, if the minimum monthly processing rate of the mine facilities is less than 15,000 tonnes, then the Company must pay to Minerales a minimum royalty equal to the applicable NSR royalty based on the processing at a monthly rate of 15,000 tonnes
Description For Exclusive Right Acquisition Under Agreement	Minerales has also granted to the Company the exclusive right to purchase a 100% interest in the property at any time during the term of the agreement (or any renewal thereof), upon payment of $8 million within 15 days of the Company’s notice of election to acquire the property. The purchase would be subject to a separate purchase agreement for the legal transfer of the property
9 Concessions [Member] | Durango, Mexico [Member] | Gomez Palacio property [Member]
Statement [Line Items]
Area Of Exploitation Concessions	2,549
Avino Mine Area Property [Member] | 24 Concessions [Member] | Durango, Mexico [Member]
Statement [Line Items]
Area Of Exploitation Concessions	154.4
Number Of Exploitation Concessions | integer	24
Avino Mine Area Property [Member] | 1 Concessions [Member] | Durango, Mexico [Member]
Statement [Line Items]
Area Of Exploitation Concessions	98.83
La Preciosa, Mexico [Member]
Statement [Line Items]
Area Of Exploitation Concessions	1,284.7
Avino, Mexico [Member]
Statement [Line Items]
Number Of Mineral Claims Owned By Avino Mexico | integer	42
La Preciosa, Mexico One [Member]
Statement [Line Items]
Area Of Exploitation Concessions64	1,134
Silver Wolf Exploration Ltd. [Member] | Option Agreement [Member]
Statement [Line Items]
Ownership Percentage	100.00%